Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of material subsidiaries of the company

The material subsidiaries of the Company as at December 31, 2025 are as follows:

Subsidiary	Location	Ownership interest	Operations and development projects owned
Woulfe Mining Corp. (“Woulfe”)	Canada	100%	AKTC
Almonty Korean Tungsten Corporation (“AKTC”)	Korea	100%	Sangdong Mine
Beralt Tin and Wolfram Portugal SA (“BTW”)	Portugal	100%	Panasqueira Mine
Daytal Resources Spain S.L. (“Daytal”)	Spain	100%	Los Santos Mine
Valtreixal Resources Spain S.L. (“VRS”)	Spain	100%	Valtreixal Project
U.S. Tungsten Inc. (“UST”)	U.S.A.	100%	Gentung-Browns Lake Project
Apex Garnet Inc. (“Apex”)	U.S.A.	100%	Gentung-Browns Lake Project